Expense Example, No Redemption {- Fidelity Intermediate Municipal Income Fund} - 12.31 Fidelity Intermediate Municipal Income Fund AMCIZ PRO-13 - Fidelity Intermediate Municipal Income Fund	Mar. 01, 2021 USD ($)
Fidelity Advisor Intermediate Municipal Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 465
3 Years	603
5 Years	753
10 Years	1,190
Fidelity Advisor Intermediate Municipal Income Fund: Class M
Expense Example, No Redemption:
1 Year	462
3 Years	594
5 Years	737
10 Years	1,155
Fidelity Advisor Intermediate Municipal Income Fund: Class C
Expense Example, No Redemption:
1 Year	143
3 Years	443
5 Years	766
10 Years	1,680
Fidelity Advisor Intermediate Municipal Income Fund: Class I
Expense Example, No Redemption:
1 Year	42
3 Years	132
5 Years	230
10 Years	518
Fidelity Advisor Intermediate Municipal Income Fund: Class Z
Expense Example, No Redemption:
1 Year	30
3 Years	93
5 Years	163
10 Years	$ 368